Note F - Real Estate Held For Sale (Detail) - Properties Acquired Through Foreclosure (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance			$ 9,159,000	$ 10,767,000	$ 12,808,000
Real estate held for sale acquired through foreclosure		32,000
Proceeds on nonrefundable extension fee	24,000	(24,000)
Write down		(1,420,000)
Sale		(196,000)
Balance		$ 9,159,000	$ 9,159,000	$ 10,767,000	$ 12,808,000